Lease obligations (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease obligations
Year ending December 31, 2024	$ 174
2025	42
Total lease payments	219
Less: imputed interest	(5)
Total	$ 214	$ 200